CONSOLIDATED STATEMENTS OF EQUITY (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]
Beginning Balances at Dec. 31, 2009	$ 518,335	$ 36,255	$ 384,795	$ (4,214)	$ (256)	$ 95,876	$ 5,879
Beginning Balances, Shares at Dec. 31, 2009		36,255,336		(209,544)
Net income	5,834					5,125	709
Unrealized gain on interest rate swap, net of taxes of ($137)	256				256
Comprehensive income	6,090
Distributions to noncontrolling interest	(2,690)						(2,690)
Contributions from noncontrolling interest	817						817
Issuances of common stock, Shares		2,585
Issuances of common stock, Value		3	(3)
Issuances of restricted stock, Shares		308,697
Issuances of restricted stock, Value		309	(309)
Issuances from exercises of stock options, Shares		91,078
Issuances from exercises of stock options, Value	1,199	91	1,108
Issuances from restricted stock units, Shares		9,514
Issuances from restricted stock units, Value	165	9	156
Shares withheld for payroll taxes, Shares				(389)
Shares withheld for payroll taxes, Value	(7)			(7)
Shares exchanged for options exercised, Shares				(2,858)
Shares exchanged for options exercised, Value	(54)			(54)
Shares repurchased, Shares				(1,000,987)
Shares repurchased, Value	(15,178)			(15,178)
Forfeitures of restricted stock, Shares				(2,869)
Forfeitures of restricted stock, Value	0		3	(3)
Share-based compensation	5,572		5,572
Tax benefit from exercise of restricted stock units and stock options and vested restricted stock	30		30
Ending Balances at Dec. 31, 2010	514,279	36,667	391,352	(19,456)	0	101,001	4,715
Ending balance, shares at Dec. 31, 2010		36,667,210		(1,216,647)
Net income	9,241					7,154	2,087
Comprehensive income	9,241
Distributions to noncontrolling interest	(5,259)						(5,259)
Contributions from noncontrolling interest	143						143
Issuances of common stock, Shares		1,347
Issuances of common stock, Value		1	(1)
Issuances of restricted stock, Shares		39,595
Issuances of restricted stock, Value		40	(40)
Issuances from exercises of stock options, Shares		127,580
Issuances from exercises of stock options, Value	1,470	128	1,342
Shares withheld for payroll taxes, Shares				(77,562)
Shares withheld for payroll taxes, Value	(1,367)			(1,367)
Shares exchanged for options exercised, Shares				(9,795)
Shares exchanged for options exercised, Value	(180)			(180)
Shares repurchased, Shares				(906,708)
Shares repurchased, Value	(12,977)			(12,977)
Forfeitures of restricted stock, Shares				(2,164)
Forfeitures of restricted stock, Value	0		2	(2)
Share-based compensation	5,972		5,972
Tax benefit from exercise of restricted stock units and stock options and vested restricted stock	(110)		(110)
Ending Balances at Dec. 31, 2011	511,212	36,836	398,517	(33,982)		108,155	1,686
Ending balance, shares at Dec. 31, 2011		36,835,732		(2,212,876)
Net income	17,876					12,942	4,934
Comprehensive income	17,876
Distributions to noncontrolling interest	(3,694)						(3,694)
Contributions from noncontrolling interest	1,133						1,133
Issuances of common stock, Shares		18,469
Issuances of common stock, Value	0	19	(19)
Issuances of restricted stock, Shares				27,934
Issuances of restricted stock, Value	300		(129)	429
Issuances from exercises of stock options, Shares		92,402		28,496
Issuances from exercises of stock options, Value	1,430	92	899	439
Shares withheld for payroll taxes, Shares				(59,603)
Shares withheld for payroll taxes, Value	(968)			(968)
Shares exchanged for options exercised, Shares				(17,124)
Shares exchanged for options exercised, Value	(271)			(271)
Shares repurchased, Shares	(94,450)			(94,450)
Shares repurchased, Value	(1,409)			(1,409)
Forfeitures of restricted stock, Value	0
Share-based compensation	7,572		7,572
Tax benefit from exercise of restricted stock units and stock options and vested restricted stock	366		366
Ending Balances at Dec. 31, 2012	$ 533,547	$ 36,947	$ 407,206	$ (35,762)		$ 121,097	$ 4,059
Ending balance, shares at Dec. 31, 2012		36,946,603		(2,327,623)